FAIR VALUE ESTIMATES	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE ESTIMATES

NOTE 6 – FAIR VALUE ESTIMATES

The Company measures financial instruments at fair value in accordance with ASC 820, which specifies a valuation hierarchy based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s own assumptions.

Management believes the carrying amounts of the Company’s cash, other receivables, accounts payable and accrued liabilities as of June 30, 2021 and December 31, 2020 approximate their respective fair values because of the short-term nature of these instruments. The Company measures its promissory note receivable, notes payable and loan in accordance with the hierarchy of fair value based on whether the inputs to those valuation techniques are observable or unobservable. The hierarchy is:

Level 1 – Quoted prices for identical instruments in active markets;

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The estimated fair value of the cash, notes payable, and the loan from MAAB at June 30, 2021 and December 31, 2020 were as follows:

	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value
At June 30, 2021:
Assets
Cash	$38,775			$38,775

Liabilities
8% Senior Secured Convertible Promissory Note, Issued March 5, 2021, Net of Discount			$816,532	$816,532
Loan from MAAB			$1,476,664	$1,476,664
CEBA Loan			$49,677	$49,677

At December 31, 2020:
Assets
Cash	$38,517			$38,517

Liabilities
8% Senior Secured Convertible Promissory Note			$688,166	$688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019			$121,691	$121,691
Loan from MAAB			$1,209,350	$1,209,350